GOING CONCERN (Details Narrative) - USD ($)						12 Months Ended
	Apr. 27, 2026	Feb. 05, 2026	Jun. 16, 2025	Dec. 18, 2024	Mar. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 17, 2025	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic						$ 5,099,805	$ 6,343,541	$ 2,642,684
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation						5,434,852	3,087,099	2,978,919
Retained Earnings (Accumulated Deficit)						51,026,783	45,926,978
Cash	$ 4,800,000					5,459,309	$ 4,573,996	$ 2,009,687
[custom:WorkingCapital-0]						3,998,945
ATM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Available for sale				$ 3,863,045		$ 17,800,000			$ 3,219,305	$ 14,100,000
Worth of ordinary shares			$ 988	906,305
ATM Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Worth of ordinary shares			$ 3,200,000	$ 3,850,000
ATM Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Available for sale	14,171,399	$ 7,922,577
Worth of ordinary shares	5,823,779	637
ATM Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Worth of ordinary shares	$ 14,100,000	$ 7,900,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Repurchase of Initial Public Offering					$ 9,600,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Repurchase of Initial Public Offering					$ 4,267,622